Industry Segments, Major Customers, Related Party Transactions and Geographic Information - Summary of Financial Information by Reportable Segment (Detail) (Successor [Member], USD $)	Dec. 31, 2013	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 15, 2011
Segment Reporting Information [Line Items]
Total assets	$ 4,734,055,000		$ 4,793,264,000
Cash and cash equivalents	346,320,000	264,375,000	264,375,000	317,102,000	713,490,000
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	4,278,300,000		4,406,800,000
Operating Segments [Member] | Wireless [Member]
Segment Reporting Information [Line Items]
Total assets	2,419,800,000		2,460,200,000
Operating Segments [Member] | Enterprise [Member]
Segment Reporting Information [Line Items]
Total assets	1,495,100,000		1,490,800,000
Operating Segments [Member] | Broadband [Member]
Segment Reporting Information [Line Items]
Total assets	363,400,000		455,800,000
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	346,300,000		264,400,000
Deferred income tax asset	59,700,000		61,100,000
Deferred financing fees	$ 49,800,000		$ 61,000,000